May 01, 2018

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient Select Income Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”) and

Salient Select Income Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Select Income Fund (the “Fund”), effective on or about July 1, 2018 the introduction of expense limits for the Fund. Accordingly, effective on or about July 1, 2018, the following changes shall be reflected in the Fund’s registration statement:

Effective July 1, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into a management fee waiver and expense limitation agreement with the Salient Select Income Fund (the “Fund”) which will reduce the management fee of the Fund to 0.75% on all assets and limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), Institutional Class (1.15%) and Class I2 (1.10%) shares, effective until April 30, 2019. Accordingly, the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.	The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class	Class I2
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A	N/A
Other Expenses(1)(2)	0.47%	0.37%	0.32%
Dividend and Interest Expense on Short Sales(1)	0.04%	0.04%	0.04%
Interest Expense on Borrowings(1)	0.35%	0.35%	0.35%
Total Other Expenses	0.86%	0.76%	0.71%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.71%
Fee Waiver and/or Expense Reimbursement(3)	–0.25%	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%	1.51%	1.46%

(1)	Other Expenses, Dividend and Interest Expense on Short Sales, and Interest Expense on Borrowings for Class I2 shares are based on estimated amounts for the current fiscal year.

(2)	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(3)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 1.15% and 1.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class, Institutional Class or Class I2 shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class	Class I2
1 Year	$189	$154	$149
3 Years	$637	$530	$514
5 Years	$1,110	$930	$904
10 Years	$2,418	$2,050	$1,996

2.	The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.52%	0.57%
Dividend and Interest Expense on Short Sales	0.04%	0.04%
Interest Expense on Borrowings	0.35%	0.35%
Total Other Expenses	0.91%	0.96%
Total Annual Fund Operating Expenses	2.16%	2.71%
Fee Waiver and/or Expense Reimbursement(2)	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.91%	2.46%

(1)	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$758	$349
3 Years	$1,189	$817
5 Years	$1,646	$1,412
10 Years	$2,903	$3,019

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$758	$249
3 Years	$1,189	$817
5 Years	$1,646	$1,412
10 Years	$2,903	$3,019